Tangible fixed assets - Impairment (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Tangible fixed assets
Impairment loss		$ (23,923)	$ (138,848)
Tangible fixed assets		$ 2,206,618	$ 2,286,430
Purchase of depot spares | GasLog Ltd.
Tangible fixed assets
Depot spares purchased from related party	$ 2,719
Steam vessels
Tangible fixed assets
Number of vessels for which value in use is lower than carrying amount | item		4
Impairment loss		$ (23,923)
Impairment reversal resulting from potential increase in re-chartering rate		90,403
Impairment loss resulting from potential decrease in re-chartering rate		$ 94,337
Discount rate used to estimate future cash flows		6.40%
Percentage of increase or decrease in the discount rate for sensitivity analysis		0.50%
Impairment loss due to increase in discount rate		$ 21,758
Impairment reversal due to decrease in discount rate		11,417
Steam vessels | Average
Tangible fixed assets
Charter market rate used (per day)		40
Increase or decrease in re-chartering rate for sensitivity analysis		5
Steam vessels impaired during current period
Tangible fixed assets
Impairment loss		(23,923)
Tangible fixed assets		383,509
Methane Rita Andrea
Tangible fixed assets
Impairment loss		(4,933)
Tangible fixed assets		91,162
Methane Alison Victoria
Tangible fixed assets
Impairment loss		(2,359)
Tangible fixed assets		96,385
Methane Shirley Elisabeth
Tangible fixed assets
Impairment loss		(12,412)
Tangible fixed assets		92,688
Methane Heather Sally
Tangible fixed assets
Impairment loss		(4,219)
Tangible fixed assets		$ 103,274